Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
OPERATING ACTIVITIES
Net loss	$ (2,000,555)	$ (14,464,910)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for credit losses on accounts receivable and other current assets	(399,735)	6,697,608
Provision (reversal) for obsolete inventories	678,369	48,589
Depreciation and amortization	4,020,115	2,713,008
(Gain) on sales of cryptocurrencies	(527,005)	(41,345)
Impairment on cryptocurrencies	1,179,078	42,447
(Gain) on business acquisition		(12,345)
Loss on equity method investment	284,162	578,620
Loss on disposal of equipment and inventories		44,705
Stock-based compensation for consulting services	14,500	2,142,892
Amortization of convertible note discount		257,430
Stock-based compensation to employees		2,950,070
Write-off of long aged payables		(330,991)
Loss (gain) on sale of property and equipment	94,268
Changes in operating assets and liabilities:
Accounts receivable	(1,194,885)	1,460,535
Accounts receivable - related parties	(607,803)	744,732
Prepaid expenses	296,519	(701,611)
Inventories	(2,266,246)	(1,193,956)
Cryptocurrencies – mining	(3,235,134)	(814,772)
Other non-current assets	(149,794)
Other current assets	(480,677)	(139,076)
Advances to suppliers	2,803,900	(8,488,625)
Other payables and accrued expenses	(568,455)	(741,892)
Advances from customers	901,006	322,214
Advances from customers - related parties		(62,356)
Amounts due to related parties	(158,105)	(140,447)
Accounts payable to related party		(70,299)
Accounts payable	(3,659,036)	(7,065,510)
Lease liability	215,162	(62,818)
Income tax payable	(374,013)
Net cash used in operating activities	(5,134,364)	(16,328,103)
INVESTING ACTIVITIES
Proceeds from sales of property and equipment		38,974
Purchases of property and equipment	(2,098,954)	(769,751)
Acquired cash in connection with a business acquisition	4,113	7,644
Proceeds from sales of cryptocurrencies	4,093,524	638,183
Repayment of loan receivable-related party		170,909
Net cash provided by investing activities	1,998,683	85,959
FINANCING ACTIVITIES
Proceeds from short-term bank loans		4,172,283
Borrowings from related party		3,090,580
Repayment of short-term bank loans	(139,082)	(4,512,247)
Capital injected by minority shareholders in joint venture		4,047
Proceeds from issuance of common stock, net of issuance cost		13,071,998
Net cash (used in) provided by financing activities	(139,082)	15,826,661
Effect of exchange rate changes on cash and cash equivalents	(502,786)	168,088
NET DECREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(3,777,549)	(247,395)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING	4,531,266	1,096,914
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, ENDING	753,717	849,519
Cash paid during the year
Interest	288,707	195,469
Reconciliation to amounts on consolidated balance sheets
Cash and cash equivalents	753,717	849,519
Restricted cash
Total cash, cash equivalents, and restricted cash	$ 753,717	$ 849,519